Property, plant and equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	4.00%
Weighted average cost of capital post tax discount rate percentage	7.50%	7.00%
Weighted average cost of capital pre-tax discount rate percentage	9.00%	9.00%
Property, plant and equipment	£ 9,227	£ 9,020	£ 8,933
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	62	(1)
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	15	(5)
Selling, general and administration
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	11	23
Major restructuring programmes
Disclosure of detailed information about property, plant and equipment [line items]
Write-downs (reversals of write-downs) of property, plant and equipment	(10)	27
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	(80)	(154)
Reversal of impairments	28	26
Assets in construction reclassified to intangible assets	(15)
Property, plant and equipment	(639)	(625)	(774)
Impairment | Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	15	17
Impairment | Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	0	5
Impairment | Selling, general and administration
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairments	13	4
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	530	884
Assets in construction reclassified to intangible assets	(8)	(34)
Property, plant and equipment	19,710	19,279	£ 19,451
Cost | Lower-carbon propellant
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	97	53
Net book value
Disclosure of detailed information about property, plant and equipment [line items]
Disposals and retirements, property, plant and equipment	0
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Assets in construction reclassified to intangible assets	£ 65	£ 34